INCOME TAXES: Schedule of Deferred Tax Assets (Tables)	Sep. 30, 2025
December 31, 2024
Schedule of Deferred Tax Assets
Year Ended December 31,	2024	2023
Net operating loss carryforwards	842,100	789,000
Accrued payroll and compensation	275,900	220,000
Depreciation differences	42,600	47,300
Valuation allowance	(1,160,600)	(1,056,300)
Net deferred tax assets	$-	$-